BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2025	2024	2023
Numerator:

Income (loss) attributable to Senstar shareholders	$3,217	$2,637	$(1,289)

Denominator:

Denominator for basic net earnings per share weighted-average number of shares outstanding	23,329,557	23,311,721	23,309,987
Effect of diluting securities:
Employee stock options	130,389	-	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	23,459,946	23,311,721	23,309,987